SUPPLEMENT DATED NOVEMBER 12, 2015

TO PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION ("SAI"), AND

SUMMARY PROSPECTUSES OF THE FUNDS

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

New Hampshire Municipal Fund

Oklahoma Municipal Fund

(collectively, the "Funds")

Prospectus and SAI of the Funds dated November 30, 2014

Summary Prospectus of each Fund dated December 5, 2014

As described below, at a meeting held on October 30, 2015, the Board of Trustees of Integrity Managed Portfolios (the "Trust") approved changes to the sales charges imposed on purchases of shares of the Funds.

A.	Changes to Sales Charges

Prior to November 2, 2015, the up-front sales charges and the commissions paid to authorized dealers for the Funds (as set forth under the heading "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" in the Prospectus) were as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.50%	3.63%	2.75%
$100,000 but less than $250,000	3.25%	3.36%	2.50%
$250,000 but less than $500,000	2.75%	2.83%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 or more	0.00%	0.00%	0.00%

Under the new sales charge structure, the up-front sales charges for the Funds and the commissions paid to authorized dealers for the Funds are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $100,000	2.50%	2.56%	2.00%
$100,000 but less than $250,000	2.00%	2.04%	1.75%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 or more	0.00%	0.00%	0.00%

In addition, with respect to each Fund, in the case of investments made at or above the $500,000 breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Further, Integrity Funds Distributor, LLC may pay a commission of up to 1.00%, out of its own resources, to broker-dealers who initiate and are responsible for the purchase of shares of $500,000 or more.

B.	Changes to Fee and Expense Information in Fund Summaries and Summary Prospectuses

To reflect the changes described in A above, in (1) the Fund Summary included in the Prospectus for each Fund and (2) the Summary Prospectus for each Fund, the information set forth in the fee and expense table and the related example under the heading "Fees and Expenses of the Fund" have been replaced to read as follows:

(1)	Kansas Municipal Fund

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 42 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-35 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $500,000 or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers and Expense Reimbursements(1)	(0.19)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.98%

(1)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from November 30, 2014 through November 29, 2015 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2015 with the approval of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that on November 2, 2015, you invested $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the Fund's contractual expense limitation agreement currently in place is not renewed beyond November 29, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$365	$617	$895	$1,719

(2)	Maine Municipal Fund

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 42 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-35 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $500,000 or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.53%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses(1)	1.30%
Fee Waivers and Expense Reimbursements(2)	(0.30)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.00%

(1)

The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(2)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from November 30, 2014 through November 29, 2015 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2015 with the approval of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that on November 2, 2015, you invested $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the Fund's contractual expense limitation agreement currently in place is not renewed beyond November 29, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$378	$657	$966	$1,888

(3)	Nebraska Municipal Fund

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 42 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-35 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $500,000 or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(1)	1.21%
Fee Waivers and Expense Reimbursements(2)	(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.99%

(1)

The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(2)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from November 30, 2014 through November 29, 2015 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2015 with the approval of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that on November 2, 2015, you invested $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the Fund's contractual expense limitation agreement currently in place is not renewed beyond November 29, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$369	$630	$917	$1,769

(4)	New Hampshire Municipal Fund

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 42 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-35 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $500,000 or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.96%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(1)	1.72%
Fee Waivers and Expense Reimbursements(2)	(0.73)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.99%

(1)

The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(2)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from November 30, 2014 through November 29, 2015 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2015 with the approval of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that on November 2, 2015, you invested $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the Fund's contractual expense limitation agreement currently in place is not renewed beyond November 29, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$416	$786	$1,194	$2,406

(5)	Oklahoma Municipal Fund

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 42 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-35 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $500,000 or more)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(1)	1.20%
Fee Waivers and Expense Reimbursements(2)	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.99%

(1)

The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(2)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from November 30, 2014 through November 29, 2015 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2015 with the approval of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that on November 2, 2015, you invested $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the Fund's contractual expense limitation agreement currently in place is not renewed beyond November 29, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$368	$626	$911	$1,757

C.	Change to Legend for Summary Prospectuses

The last sentence of the legend on the first page of the Summary Prospectus for each Fund is deleted and replaced with the following:

The Fund's prospectus and statement of additional information, both dated November 30, 2014, as supplemented on November 12, 2015 (and as they may be further supplemented), are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number, or e-mail address noted above.

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The information set forth in the Prospectus, SAI and Summary Prospectuses of the Funds is superseded, to the extent applicable, by the information contained in this Supplement. This Supplement supersedes the Supplement dated October 30, 2015.

If you have questions or need assistance, please contact your registered representative or financial advisor directly or call the Funds' Shareholder Services Department at (800) 601-5593.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE